The Group's business and general information (Details Narrative)	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2009	Dec. 31, 2002
IRSA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest		55.64%	19.85%
Argentina [Member] | BHSA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest	29.91%
Argentina [Member] | Tarshop S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest	43.93%